Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2021	2020
Computer equipment and software	$116	$116
Furniture, fixtures and other	154	147
Laboratory equipment	350	289
Leasehold improvements	16	16
	636	568
Accumulated depreciation	(539)	(462)
Property and equipment, net	$97	$106